As filed with the Securities and Exchange Commission on April 1, 2009.

                                                     Registration No. 333-148426
                                                              File No. 811-08260
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933           [X]

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 31                          [X]

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          CUNA MUTUAL INSURANCE SOCIETY
                               (Name of Depositor)
                             5910 Mineral Point Road
                                Madison, WI 53705
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Kerry A. Jung, Esquire
                          CUNA Mutual Insurance Society
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (b) of Rule 485. |X| on May 1, 2009 pursuant to paragraph (b) of Rule 485.
| | 60 days after filing pursuant to paragraph (a)(i) of Rule 485. | | on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this Post-Effective Amendment is to delay the effectiveness of the Trust's Post-Effective Amendment No. 5 to its Registration Statement until May 1, 2009.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

                                                                          PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b)      Exhibits
                1.(A) Resolution of the board of directors of CUNA Mutual Insurance Society establishing CUNA Mutual Variable Annuity Account ("Registrant"). Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

                  (B) Certified resolution of the board of directors of CUNA Mutual Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

             2. Not Applicable.

                3.(A) Amended and Restated Distribution Agreement Between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

                  (B) Amended and Restated Servicing Agreement related to the Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference on initial registration statement to Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         4.(A)(i) Variable Annuity Contract. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

                 (ii) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

                (iii) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File no. 333-116426) with the Commission on November 15, 2005.

                 (iv) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 9 to Form N-4 registration statement (File no. 333-116426) with the Commission on September 14, 2007.

                  (v) Variable Annuity Contract. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (B)(i) Fixed Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

                 (ii)           Fixed Account Endorsement. Form 2006-VAFIXED.
                                Incorporated herein by reference to
                                post-effective amendment 5 to Form N-4
                                registration statement (File no. 333-116426) with the Commission on April 26, 2006.

                (iii)           Fixed Account Endorsement. Form No.
                                2006-VAFIXED. Incorporated herein by reference to initial registration statement to Form N-4 registration statement (File No. 333-148426) filed with the Commission on January 2, 2008.

               (C)(i) Loan Account Endorsement. Form No. 2004-VALOAN. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

                 (ii)           Loan Account Endorsement. Form No. 2004-VALOAN.
                                Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (D)(i) Additional Income Option Endorsement. Form No. 2004-VAIO. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

                       (ii) Additional Income Option Endorsement. Form No. 2004-VAIO. Incorporated herein by reference on initial registration statement to Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (E)(i) 3% Annual Guarantee Death Benefit Rider. Form No. 2004-3AG-RV1. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

                 (ii) 3% Annual Guarantee Death Benefit Rider. Form No. 2004-3AG-RV1.

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

                                Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (F)(i) Earnings Enhanced Death Benefit Rider. Form No. 2004-EE-RVI. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

                 (ii)           Earnings Enhanced Death Benefit Rider. Form No.
                                2004-EE-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (G)(i) Maximum Anniversary Value Death Benefit Rider. Form No. 2004-MAV-RVI. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

                 (ii)           Maximum Anniversary Value Death Benefit Rider.
                                Form No. 2004-MAV-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (H)(i) Change of Annuitant Endorsement. Form 2006-COA. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

                 (ii)           Change of Annuitant Endorsement. Form 2006-COA.
                                Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (I)(i) Income Payment Endorsement. Form No. 2004-IPI . Incorporated herein by reference to post-effective amendment 2 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 28, 2005.

                 (ii)           Income Payment Endorsement. Form No. 2004-IPI.
                                Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (J)(i) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2006-GMWB-RV1. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

                 (ii)           Guaranteed Minimum Withdrawal Benefit Rider.
                                Form No. 2006-GMWB-RV1. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

                (iii)           Guaranteed Minimum Withdrawal Benefit Rider.
                                Form No. 2007-GMWB. Incorporated herein by reference to post-effective amendment 9 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

                 (iv)           Guaranteed Minimum Withdrawal Benefit Rider.
                                Form No. 2007-GMWB. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (K)(i) Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

                 (ii)           Guaranteed Minimum Accumulation Benefit Rider.
                                Incorporated herein by reference to
                                post-effective amendment 6 to Form N-4
                                registration statement (File No. 333-116426) with the Commission on August 31, 2006.

                (iii)           Guaranteed Minimum Accumulation Benefit Rider.
                                Form No. 2006-GMAB-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

                 (iv) Guaranteed Minimum Accumulation Benefit Rider with 7-Year Benefit Period. Form No. 2008-GMAB-7. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

                  (v) Guaranteed Minimum Accumulation Benefit Rider with 10-Year Benefit Period. Form No. 2008-GMAB-10. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

               (L)(i) Spouse Beneficiary Death Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

                 (ii)           Spouse Beneficiary Death Benefit Rider. Form No.
                                2006-SPDB-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

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

               (M)(i) Guaranteed Minimum Withdrawal Benefit Rider with Maximum Anniversary Value Death Benefit. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

                 (ii) Guaranteed Minimum Withdrawal Benefit Rider with Maximum Anniversary Value Death Benefit. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (N)(i) Guaranteed Minimum Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

                 (ii) Guaranteed Minimum Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (O)(i) Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

                 (ii)           Purchase Payment Credit Benefit Endorsement.
                                Form No. 2007-PPC Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (P)(i) Spousal Continuation Endorsement. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

                 (ii)           Spousal Continuation Endorsement. Form No.
                                2006-SPContinue. Incorporated herein by
                                reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (Q)(i) Change of Annuitant Endorsement. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 27, 2007.

                 (ii)           Change of Annuitant Endorsement. Form No.
                                2006-COA. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

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

               (R)(i) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 27, 2007.

                 (ii)           Roth IRA Endorsement. Form No. 2006-VA-Roth.
                                Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (S)(i) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit - Data Page. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

                 (ii) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit - Data Page, Form DP-2007-VA-PPC. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (T)(i) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

                 (ii) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

               (U)(i) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No. 2008-ILGLWB-MG. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

                 (ii) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2008-ILGLWB. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

               (V)(i) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2008-INGLWB. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

                 (ii) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No. 2008-INGLWB-MG.

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

                                Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

             5.(A)(i) Variable Annuity Application. Incorporated herein by reference to Form N-4 post-effective amendment no. 2 (File No. 333-148426) filed with the Commission on August 25, 2008.

                 (ii) Variable Annuity Application. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

                6.(A) Certificate of Existence of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

                  (B) Amended and Restated Articles of Incorporation. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

                  (C) Amended and Restated Bylaws. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

             7.        Not Applicable.

                8.(A) Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company dated October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment no. 9 (File No. 333-40304) filed with the Commission on April 27, 2007.

                 B(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

                 (ii) Services Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

                (iii) Selling Agreement between Allianz Global Investors Distributors LLC (distributor of the PIMCO Variable Insurance Trust) and CUNA

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

                                Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

                 (iv) Participation Agreement Amendment 1, between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

               (C)(i) Participation Agreement between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                 (ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., effective May 1, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                (iii) Amendment No. 2 to the Participation Agreement between AIM Investments and the CUNA Mutual Insurance Society dated March 19, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

                 (iv) Distribution Agreement between CUNA Brokerage Services, Inc., and Invesco Aim Distributors, Inc., dated April 9, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

                  (v) Rule 22c-2 Shareholder Information Agreement between AIM Investment Services, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

                 D(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

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

                 (ii) Amendment to Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and the CUNA Mutual Insurance Society dated June 15, 2008. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

               (E)(i) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, dated February 20, 1997. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                 (ii) Amendment No. 1 between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, effective September 21, 1999. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                (iii) Amendment No. 2 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, effective October 1, 2002. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                 (iv) Amendment No. 3 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, effective July 31, 2005. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                  (v) Amendment No. 4 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and the CUNA Mutual Life Insurance Company, effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                 (vi) Fifth Amendment to Participation Agreement between OppenheimerFunds, Oppenheimer Variable Account Funds and the CUNA Mutual Insurance Society effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

                (vii) Sixth Amendment to Participation Agreement between OppenheimerFunds, Oppenheimer Variable Account Funds and the CUNA Mutual Insurance Society effective July 8, 2008. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

               (F)(i) Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 1, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                 (ii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 3, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                (iii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated June 5, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                 (iv) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., the CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc., effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

                  (v) Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

                 (vi) Rule 22c-2 Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. CUNA Mutual Life Insurance Company dated April 16, 2007. Incorporated herein by reference to

                                Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

                  (G) Administrative Services Agreement between CUNA Mutual Life Insurance Society and AIM Advisors, Inc. dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 6 (File No. 333-148426) filed with the Commission on April 27, 2009.

         9.            Not applicable.

         10.           Not applicable.

         11.           Not applicable

         12.           Not applicable.

         13. Powers of Attorney. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.
              A.                Power Attorney (Eldon R. Arnold).
              B.                Power Attorney (Loretta M. Burd).
              C.                Power Attorney (William B. Eckhardt).
              D.                Power Attorney (Joseph J. Gasper, Jr.).
              E.                Power Attorney (Bert J. Hash, Jr.).
              F.                Power Attorney (Robert J. Marzec).
              G.                Power Attorney (Victoria W. Miller).
              H.                Power Attorney (C. Alan Peppers).
              I.                Power Attorney (Jeff Post).
              J.                Power Attorney (Randy M. Smith).
              K.                Power Attorney (Farouk D. G. Wang).
              L.                Power Attorney (Larry T. Wilson).
              M.                Power Attorney (James W. Zilinski).

         ITEM 25.  DIRECTORS AND OFFICERS OF CUNA MUTUAL INSURANCE SOCIETY

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------        ------------------------------------
Eldon R. Arnold                            Director
5401 West Dirksen Pkwy
Peoria, IL  61607

Loretta M. Burd                            Director & Chairman of the Board
1430 National Road
Columbus, IN  47201

William B. Eckhardt                        Director
4000 Credit Union Drive, #600
Anchorage, AK  99503

Joseph J. Gasper, Jr.                      Director
5525 Parkcenter Circle
Dublin, OH 73017

Bert J. Hash, Jr.                          Director
7 East Redwood Street, 17th Floor
Baltimore, MD  21202

Robert J. Marzec                           Director
Retired

Victoria W. Miller                         Director
One CNN Center
Atlanta, GA  30303

C. Alan Peppers                            Director & Vice Chairman of the Board
3700 East Alameda Avenue
Denver, CO 80209

Jeff Post                                  Director
5910 Mineral Point Road
Madison, WI  53705

Randy M. Smith                             Director
1 Randolph Brooks Parkway
Live Oak, TX  78223

Farouk D.G. Wang                           Director
2525 Maile Way
Honolulu, HI  96822

Larry T. Wilson                            Director
1000 Saint Albans Drive
Raleigh, NC  27609

James W. Zilinski                          Director
700 South Street
Pittsfield, MA  01201

EXECUTIVE OFFICERS
David P. Marks*            CUNA Mutual Insurance Society
                           Executive Vice President and Chief Investment Officer

Jeffrey D. Holley*         CUNA Mutual Insurance Society
                           Executive Vice President and Chief Finance Officer

David Lundgren*            CUNA Mutual Insurance Society
                           Executive Vice President and Chief Administration and
                           Operations Officer

Jeff Post*                 CUNA Mutual Insurance Society
                           President and Chief Executive Officer

Robert N. Trunzo*          CUNA Mutual Insurance Society
                           Executive Vice President and Chief Operating Officer

* Principal place of business is 5910 Mineral Point Road, Madison, WI 53705.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of CUNA Mutual Insurance Society and is therefore owned and controlled by the CUNA Mutual Insurance Society. The CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the CUNA Mutual Insurance Society and may be considered to be under common control with the registrant or the CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                          CUNA Mutual Insurance Society
                   Organizational Chart As Of January 1, 2009

CUNA MUTUAL INSURANCE SOCIETY
STATE OF DOMICILE:  IOWA

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR INDIRECTLY, IS THE CONTROLLING COMPANY OF THE FOLLOWING WHOLLY-OWNED SUBSIDIARIES:

1.     CUNA Mutual Investment Corporation
       State of domicile:  Wisconsin

       CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

         a.     CUMIS Insurance Society, Inc.
                State of domicile:  Iowa

                CUMIS Insurance Society, Inc. is the owner of the following subsidiary:

                (1) CUMIS Specialty Insurance Company, Inc.
                    State of domicile:  Iowa

         b.     CUNA Brokerage Services, Inc.
                State of domicile:  Wisconsin

         c.     CUNA Mutual General Agency of Texas, Inc.
                State of domicile: Texas

         d.     MEMBERS Life Insurance Company
                State of domicile: Iowa

         e.     International Commons, Inc.
                State of domicile: Wisconsin

         f.     CUNA Mutual Insurance Agency, Inc.
                State of domicile: Wisconsin

         g.     Stewart Associates Incorporated
                State of domicile: Wisconsin

         h.     CUNA Mutual Business Services, Inc.
                State of domicile: Wisconsin

         i.     Lending Call Center Services, LLC
                State of domicile: Delaware

         j.     MEMBERS Capital Advisors, Inc.
                State of domicile: Iowa
                MEMBERS Capital Advisors, Inc. is the investment adviser to Registrant

         k.     CMG Co-Investment Fund GP, Inc., General Partner
                State of domicile: Delaware

         l.     CMG Student Lending Services, LLC
                State of domicile: Delaware

2.     CUNA Caribbean Insurance Society Limited
       Country of domicile:  Trinidad and Tobago, West Indies

       CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

       a.   CUNA Caribbean Insurance Services Limited
            Country of domicile:  Trinidad and Tobago, West Indies

3.     CUNA Mutual Australia Holding Company Pty. Ltd.
       Country of domicile: Australia

       CUNA Mutual Australia Holding Company Pty. Ltd. is the owner of the following subsidiaries:

       a.   CUNA Mutual Life Australia, Limited
            Country of domicile:  Australia

       b.   CUNA Mutual Australia, Ltd.
            Country of domicile:  Australia

       CUNA Mutual Australia Ltd. is the owner of the following subsidiaries:

            (1) CUNA Mutual Insurance Brokers Pty Ltd.
                Country of domicile: Australia

            (2) CUNA Mutual Technology Services Australia Pty Ltd.
                Country of domicile: Australia

            (3) CUNA Mutual Underwriting [Agencies] Pty Ltd.
                Country of  domicile: Australia

4.     CUNA Mutual Group Holdings Europe, Ltd.
       Country of domicile:  Ireland

       CUNA Mutual Group Holdings Europe, Ltd. is the owner of the following subsidiaries:

       a.   CUNA Mutual Group Services (Ireland) Limited
            Country of domicile:  Ireland

       b.   CUNA Mutual Life Assurance (Europe), Limited
            Country of domicile:  Ireland

       c.   CUNA Mutual Insurance (Europe) Limited
            (was CUNA Mutual General Risk Services (Ireland) Limited) Country of domicile: Ireland

       d.   CUNA Mutual Group, Limited
            Country of domicile: United Kingdom

5.     CMG Servicious de Mexico, S. de R. L. de C.V.
       Country of domicile: Mexico

6.     6834 Hollywood Boulevard, LLC
       State of domicile: Delaware

7.     CMIA Wisconsin, Inc.
       State of domicile: Wisconsin

       CMIA Wisconsin, Inc. is the owner of the following subsidiary:

       a.   League Insurance Agency, Inc.
            State of domicile: Connecticut

            League Insurance Agency, Inc. is the owner of the following subsidiary:

            (1) Member Protection Insurance Plans, Inc.
                State of domicile:  Connecticut

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR THROUGH A WHOLLY-OWNED SUBSIDIARY, HAS A PARTIAL OWNERSHIP INTEREST IN THE FOLLOWING:

1.     The CUMIS Group Limited
       87.5% ownership by CUNA Mutual Insurance Society
       Country of domicile:  Canada

       The CUMIS Group Limited is the owner of the following subsidiaries:

       a.   CUMIS Life Insurance Company
            Country of domicile:  Canada

       b.   CUMIS General Insurance Company
            Country of domicile:  Canada

       The CUMIS Group Limited is the 50% owner of the following companies:

       a.   Credential Financial, Inc.
            Country of domicile:  Canada

       b.   CUIS Brokerage Services Limited
            Country of domicile:  Canada

            (1)  WESTCU Insurance Services Limited
                 Country of domicile: British Columbia

            (2)  North Shore Insurance Services Ltd.
                 Country of domicile: Canada

            (3)  Integris Insurance Services Ltd.
                 Country of domicile: British Columbia

            (4)  Interior Savings Insurance Services, Inc.
                 Country of domicile: British Columbia

            (5)  Valley First Insurance Services Ltd.
                 Country of domicile: British Columbia

            (6)  Coastal Community Insurance Agencies Ltd.
                 Country of domicile: British Columbia

2.     Lenders Protection, LLC
       50% ownership by CUNA Mutual Insurance Society
       State of domicile: Delaware

3.     MEMBERS Development Company, LLC
       49% ownership by CUNA Mutual Investment Corporation
       State of domicile: Wisconsin

       MEMBERS Development Company, LLC, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

       a.   Brightleaf Financial Network, LLC
            State of domicile: Wisconsin

       b.   Procura, LLC
            State of domicile: California

4.     MEMBERS Trust Company
       16.4% ownership by CUNA Mutual Insurance Society
       State of domicile:  Florida

5.     CMG Mortgage Insurance Company
       50% ownership by CUNA Mutual Investment Corporation
       State of domicile:  Wisconsin

6.     CMG Mortgage Assurance Company
       50% ownership by CUNA Mutual Investment Corporation
       State of domicile:  Wisconsin

7.     CMG Mortgage Reinsurance Company
       50% ownership by CUNA Mutual Investment Corporation
       State of domicile: Wisconsin

8.     Credit Union Service Corporation
       2.6% ownership by CUNA Mutual Investment Corporation
       State of domicile: Georgia

9.     CUNA Strategic Services, Inc.
       0.13% ownership by CUNA Mutual Insurance Society
       State of domicile: Wisconsin

10.    Producers Ag Insurance Group, Inc.
       22% ownership by CUNA Mutual Investment Corporation
       State of domicile: Delaware

11.    Credit Union Acceptance Company, LLC
       9.56% ownership by CUNA Mutual Insurance Society
       State of domicile: Texas

12.    CM CUSO Limited Partnership
       General partner: CUMIS Insurance Society, Inc.
       State of domicile: Washington

ITEM 27.  NUMBER OF CONTRACTOWNERS

       As of February 28, 2009 there were 2,428 non-qualified contracts outstanding and 4,850 qualified contracts outstanding.

ITEM 28.  INDEMNIFICATION.

       Section 10 of the Amended and Restated Bylaws of CUNA Mutual Insurance Society and Article XI of CUNA Mutual Insurance Society Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of CUNA Mutual Insurance Society against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of CUNA Mutual Insurance Society or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

       Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) CUNA Brokerage Services, Inc. is the principal underwriter for the Registrant as well as for the CUNA Mutual Variable Life Insurance Account, MEMBERS Mutual Funds and Ultra Series Fund.

   (b)  Officers and Directors of CUNA Brokerage Services, Inc.

      NAME AND PRINCIPAL             POSITIONS AND OFFICE WITH UNDERWRITER
      BUSINESS ADDRESS
    Kevin R. Cummer**         Secretary & Treasurer

    Steve H. Dowden*          President and Director

    Timothy Halevan**         Vice President, Chief Compliance Officer

    Pamela M. Krill*          Vice President, Managing Associate General Counsel

    Tracy K. Lien*            Assistant Secretary

    James H. Metz*            Director and Chairman

    Mark T. Warshauer*        Director

 *The principal business address of these persons is: 5910 Mineral Point Road,
  Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

   (c) CUNA Brokerage Services, Inc. is the only principal underwriter. The Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. and the Related Servicing Agreement between the CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. specify the services provided by each party. Those contracts will have been filed as exhibits under Item 24(b)(3) on or before the date of effectiveness of the registration statement covering the contracts described herein. The CUNA Mutual Insurance Society intends to pay a dealer concession of approximately 7.25 percent, as will be more fully described in Schedule A of the Servicing Agreement.

------------------------------------ --------------------- ---------------------- ------------------- --------------------
                (1)                          (2)                    (3)                  (4)                  (5)
   Name of Principal Underwriter       Net Underwriting       Compensation on         Brokerage          Compensation
                                        Discounts and           Redemption           Commissions
                                         Commissions
------------------------------------ --------------------- ---------------------- ------------------- --------------------
CUNA Brokerage Services, Inc.            $12,417,763*                0               $11,051,809*         $1,365,954*
------------------------------------ --------------------- ---------------------- ------------------- --------------------

*Information as of December 31, 2008.

ITEM 30.  LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the CUNA Mutual Insurance Society at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Insurance Society, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31.  MANAGEMENT SERVICES

         All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

         (a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

         (b) The Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to CUNA Mutual Insurance Society for a statement of additional information.

         (c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to CUNA Mutual Insurance Society at the address or phone number listed in the Prospectus.

         (d) CUNA Mutual Insurance Society represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) CUNA Mutual Insurance Society represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Insurance Society.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 1 day of April, 2009.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT (REGISTRANT)

              By:     /s/Jeff Post
                      ----------------------------------------------------------
                      Jeff Post
                      President and Chief Executive Officer

                      CUNA MUTUAL INSURANCE SOCIETY (DEPOSITOR)

              By:     /s/Jeff Post
                      ----------------------------------------------------------
                      Jeff Post
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated.

SIGNATURE AND TITLE                                               DATE

By:      /s/Andrew Michie                                         April 1, 2009
         ----------------------------------------------------
         Andrew Michie
         VP - Corporate Controller

By:      /s/Jeffrey D. Holley                                     April 1, 2009
         ----------------------------------------------------
         Jeffrey D. Holley
         Chief Financial Officer

By:      /s/Jeff Post                                             April 1, 2009
         ----------------------------------------------------
         Jeff Post
         Director, President and Chief Executive Officer

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         Eldon R. Arnold
         Director

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         Loretta M. Burd
         Director and Chairman of the Board

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         William B. Eckhardt
         Director

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         Joseph J. Gasper
         Director

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         Bert J. Hash, Jr.
         Director

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         Robert J. Marzec
         Director

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         Victoria W. Miller
         Director

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         C. Alan Peppers
         Director and Vice Chairman of the Board

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         Randy M. Smith
         Director

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         Farouk D. G. Wang
         Director

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         Larry T. Wilson
         Director

By:      *                                                        April 1, 2009
         ----------------------------------------------------
         James W. Zilinski
         Director

*Signed   pursuant  to  Power  of  Attorney   dated  August  12,   2008,   filed
electronically with the Registration Statement on November 24, 2008.

By:      /s/Kerry A. Jung
         --------------------------------------------------
         Kerry A. Jung
         Lead Attorney